Expense Example, No Redemption	Eaton Vance California Municipal Opportunities Fund Class A 1 Year	Eaton Vance California Municipal Opportunities Fund Class A 3 Years	Eaton Vance California Municipal Opportunities Fund Class A 5 Years	Eaton Vance California Municipal Opportunities Fund Class A 10 Years	Eaton Vance California Municipal Opportunities Fund Class C 1 Year	Eaton Vance California Municipal Opportunities Fund Class C 3 Years	Eaton Vance California Municipal Opportunities Fund Class C 5 Years	Eaton Vance California Municipal Opportunities Fund Class C 10 Years	Eaton Vance California Municipal Opportunities Fund Class I 1 Year	Eaton Vance California Municipal Opportunities Fund Class I 3 Years	Eaton Vance California Municipal Opportunities Fund Class I 5 Years	Eaton Vance California Municipal Opportunities Fund Class I 10 Years	Eaton Vance Massachusetts Municipal Income Fund Class A 1 Year	Eaton Vance Massachusetts Municipal Income Fund Class A 3 Years	Eaton Vance Massachusetts Municipal Income Fund Class A 5 Years	Eaton Vance Massachusetts Municipal Income Fund Class A 10 Years	Eaton Vance Massachusetts Municipal Income Fund Class C 1 Year	Eaton Vance Massachusetts Municipal Income Fund Class C 3 Years	Eaton Vance Massachusetts Municipal Income Fund Class C 5 Years	Eaton Vance Massachusetts Municipal Income Fund Class C 10 Years	Eaton Vance Massachusetts Municipal Income Fund Class I 1 Year	Eaton Vance Massachusetts Municipal Income Fund Class I 3 Years	Eaton Vance Massachusetts Municipal Income Fund Class I 5 Years	Eaton Vance Massachusetts Municipal Income Fund Class I 10 Years	Eaton Vance National Municipal Income Fund Class A 1 Year	Eaton Vance National Municipal Income Fund Class A 3 Years	Eaton Vance National Municipal Income Fund Class A 5 Years	Eaton Vance National Municipal Income Fund Class A 10 Years	Eaton Vance National Municipal Income Fund Class C 1 Year	Eaton Vance National Municipal Income Fund Class C 3 Years	Eaton Vance National Municipal Income Fund Class C 5 Years	Eaton Vance National Municipal Income Fund Class C 10 Years	Eaton Vance National Municipal Income Fund Class I 1 Year	Eaton Vance National Municipal Income Fund Class I 3 Years	Eaton Vance National Municipal Income Fund Class I 5 Years	Eaton Vance National Municipal Income Fund Class I 10 Years	Eaton Vance New York Municipal Income Fund Class A 1 Year	Eaton Vance New York Municipal Income Fund Class A 3 Years	Eaton Vance New York Municipal Income Fund Class A 5 Years	Eaton Vance New York Municipal Income Fund Class A 10 Years	Eaton Vance New York Municipal Income Fund Class C 1 Year	Eaton Vance New York Municipal Income Fund Class C 3 Years	Eaton Vance New York Municipal Income Fund Class C 5 Years	Eaton Vance New York Municipal Income Fund Class C 10 Years	Eaton Vance New York Municipal Income Fund Class I 1 Year	Eaton Vance New York Municipal Income Fund Class I 3 Years	Eaton Vance New York Municipal Income Fund Class I 5 Years	Eaton Vance New York Municipal Income Fund Class I 10 Years	Eaton Vance Ohio Municipal Income Fund Class A 1 Year	Eaton Vance Ohio Municipal Income Fund Class A 3 Years	Eaton Vance Ohio Municipal Income Fund Class A 5 Years	Eaton Vance Ohio Municipal Income Fund Class A 10 Years	Eaton Vance Ohio Municipal Income Fund Class C 1 Year	Eaton Vance Ohio Municipal Income Fund Class C 3 Years	Eaton Vance Ohio Municipal Income Fund Class C 5 Years	Eaton Vance Ohio Municipal Income Fund Class C 10 Years	Eaton Vance Ohio Municipal Income Fund Class I 1 Year	Eaton Vance Ohio Municipal Income Fund Class I 3 Years	Eaton Vance Ohio Municipal Income Fund Class I 5 Years	Eaton Vance Ohio Municipal Income Fund Class I 10 Years
USD ($)	542	685	841	1,293	147	456	787	1,520	45	141	246	555	539	676	825	1,258	144	446	771	1,486	47	148	258	579	536	667	810	1,224	140	437	755	1,452	39	122	213	480	538	673	820	1,247	143	443	766	1,475	46	144	252	567	544	691	851	1,316	149	462	797	1,543	52	164	285	640